Loans Receivable, Net - Schedule of Aging of Past-Due Loans Receivables (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	¥ 400,937,464	$ 57,333,294	¥ 388,215,031
Loans receivables (in Dollars)	400,937,464	57,333,294	388,215,031
1 to 3 months past due [Member]
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	5,048,385	721,909	34,445,795
Loans receivables (in Dollars)	5,048,385	721,909	34,445,795
4 to 6 months past due [Member]
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	4,120,609	589,239	32,464,971
Loans receivables (in Dollars)	4,120,609	589,239	32,464,971
7 to 12 months past due [Member]
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	19,441,513	2,780,099	55,303,739
Loans receivables (in Dollars)	19,441,513	2,780,099	55,303,739
Over 1 year past due [Member]
Schedule of Aging of Past-Due Loans Receivables [Line Items]
Loans receivables	372,326,957	53,242,047	266,000,526
Loans receivables (in Dollars)	¥ 372,326,957	$ 53,242,047	¥ 266,000,526